Note 13 - Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	December 31,
	2020	2019

Consumable stores	12,010	10,716
Gold in progress	-	376
	12,010	11,092